Income tax expense	12 Months Ended
Dec. 31, 2020
Major Components Of Tax Expense Income [Abstract]
Income tax expense
25.	Income tax expense

Income tax recognized in income or loss:

	2020	2019
Current tax expense
Current year	103,080	66,905
Adjustment for prior years	1,092	(2,204)
	104,172	64,701
Deferred tax expense (recovery)
Origination and reversal of temporary differences	(7,536)	8,345
Variation in tax rate	70	(2,370)
Adjustment for prior years	(9,724)	5,860
	(17,190)	11,835
Income tax expense	86,982	76,536

Income tax recognized in other comprehensive income:

	2020			2019
		Tax			Tax
	Before	(benefit)	Net of	Before	(benefit)	Net of
	tax	expense	tax	Tax	expense	tax
Foreign currency translation differences	21,182	-	21,182	17,476	-	17,476
Defined benefit plan remeasurement gains (losses)	(2,204)	(581)	(1,623)	(1,649)	(421)	(1,228)
Employee benefit	(14)	(4)	(10)	45	14	32
Gain (loss) on net investment hedge	(2,317)	(307)	(2,010)	14,031	1,873	12,158
Loss on cash flow hedge	(488)	(1)	(487)	(10,007)	(2,613)	(7,394)
Change in fair value of investment in equity securities	-	-	-	5,039	679	4,360
Reclassification to retained earnings of accumulated unrealized loss on investment in equity securities	-	-	-	(3,936)	(546)	(3,390)
	16,159	(893)	17,052	20,999	(1,014)	22,014

Reconciliation of effective tax rate:

		2020		2019
Income before income tax		362,657		320,761
Income tax using the Company’s statutory tax rate	26.5%	96,104	26.6%	85,322

Increase (decrease) resulting from:
Rate differential between jurisdictions	-1.2%	(4,452)	-3.0%	(9,623)
Variation in tax rate	0.0%	70	-0.7%	(2,370)
Non deductible expenses	2.4%	8,704	1.1%	3,528
Tax deductions and tax exempt income	-2.8%	(10,176)	-2.2%	(7,057)
Adjustment for prior years	-2.4%	(8,632)	1.1%	3,528
Multi-jurisdiction tax	0.3%	913	1.0%	3,208
Treasury Regulations, interpretive guidance
clarifying the U.S. Tax Reform Bill	1.2%	4,451	0.0%	-
	24.0%	86,982	23.9%	76,536

On December 22, 2017, the President of the United States signed into law the Tax Cuts and Jobs Act (“U.S. Tax Reform”). The U.S. Tax Reform reduces the U.S. federal corporate income tax rate from 35% to 21%, effective as of January 1, 2018. The U.S. Tax Reform also allows for immediate capital expensing of new investments in certain qualified depreciable assets made after September 27, 2017, which will be phased down starting in year 2023.

The U.S. Tax Reform introduces important changes to U.S. corporate income tax laws that may significantly affect the Group in future years including the creation of a new Base Erosion Anti-abuse Tax (BEAT) that subjects certain payments from U.S. corporations to foreign related parties to additional taxes, and limitations to the deduction for net interest expense incurred by U.S. corporations. On April 7, 2020, the U.S. Treasury Department issued Treasury Regulations, interpretive guidance clarifying the U.S. Tax Reform Bill. As anticipated, a tax benefit relating to 2019 and Q1 2020 was disallowed, resulting in a one-time tax expense of $7.3 million in the second quarter of 2020. On July 23, 2020, the U.S. Treasury Department issued final regulations on changes made to the U.S. Tax Reform Bill. It introduces a High-Tax Exception under the Global Intangible Low-taxed Income (GILTI) provisions. A tax benefit relating to 2018 and 2019 was recorded, resulting in a one-time tax recovery of $2.0 million in 2020. For the year ended December 31, 2020, the total impact from these new regulations was $4.5 million following positive adjustments recorded in the fourth quarter of 2020.